Offerings	Feb. 20, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650% Notes due 2028
Maximum Aggregate Offering Price	$ 1,248,337,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 191,120.47
Offering Note	Calculated in accordance with the rule 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.875% Notes due 2030
Maximum Aggregate Offering Price	$ 999,080,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,959.15
Offering Note	Calculated in accordance with the rule 457(r) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.200% Notes due 2035
Maximum Aggregate Offering Price	$ 998,570,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,881.07
Offering Note	Calculated in accordance with the rule 457(r) under the Securities Act of 1933, as amended.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.600% Notes due 2055
Maximum Aggregate Offering Price	$ 748,125,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,537.94
Offering Note	Calculated in accordance with the rule 457(r) under the Securities Act of 1933, as amended.